Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Other Short-Term Borrowings

	2011		2010
(Dollars in millions)	Balance	Rates	Balance	Rates
FHLB advances	$7,000.14%		$—	—%
Master notes	1,710.40		1,355.40
Dealer collateral	265	various	1,005	various
U.S. Treasury demand notes	—	—	124	—
CP	—	—	99.51
Funds purchased maturing in over one day	—	—	75.35
Other	8	2.7	32	various

Total other short-term borrowings	$8,983		$2,690